Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before adjustment [Member]
Net loss per share attributable to ordinary shareholders of NWTN
Basic	$ (0.04)	$ (0.04)
Weighted average shares used in calculating net loss per share
Basic	335,164,567	335,164,567
After adjustment [Member]
Net loss per share attributable to ordinary shareholders of NWTN
Basic	$ (0.05)	$ (0.05)
Weighted average shares used in calculating net loss per share
Basic	240,029,717	240,029,717